Nationwide®

VLI Separate Account-6

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLX– 0100AO–12/05

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP II – Income & Growth Fund – Class II (ACVPIncGr2) 2,305 shares (cost $16,757)	$17,284

American Century VP II – Ultra® Fund – Class II (ACVPUltra2) 6,594 shares (cost $65,473)	68,112

American Century VP II – Value Fund – Class II (ACVPVal2) 7,695 shares (cost $60,352)	63,019

American Century VP III – Income & Growth Fund – Class III (ACVPIncGr3) 8,134 shares (cost $60,608)	61,090

American Century VP III – Ultra® Fund – Class III (ACVPUltra3) 2,865 shares (cost $28,895)	29,710

American Century VP III – Value Fund – Class III (ACVPVal3) 19,018 shares (cost $152,294)	155,951

Fidelity® VIP – Equity-Income Portfolio: Service Class 2 (FidVIPEI2) 5,032 shares (cost $117,590)	126,658

Fidelity® VIP – Equity-Income Portfolio: Service Class 2 R (FidVIPEI2R) 4,315 shares (cost $103,783)	108,211

Fidelity® VIP – Growth Portfolio: Service Class 2 (FidVIPGr2) 1,083 shares (cost $33,008)	36,055

Fidelity® VIP – Growth Portfolio: Service Class 2 R (FidVIPGr2R) 1,689 shares (cost $55,010)	56,052

Fidelity® VIP II – Contrafund® Portfolio: Service Class 2 (FidVIPCon2) 5,879 shares (cost $147,829)	180,414

Fidelity® VIP II – Contrafund® Portfolio: Service Class 2 R (FidVIPCon2R) 6,635 shares (cost $191,906)	203,088

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 4,265 shares (cost $49,815)	49,219

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 176 shares (cost $3,966)	4,782

Gartmore GVIT – Money Market Fund II – Class I (GVITMyMkt2) 17,082,898 shares (cost $17,082,898)	17,082,898

Gartmore GVIT II – Nationwide® Fund: Class II (GVITNWFund2) 1,212 shares (cost $13,472)	14,329

Gartmore GVIT II – Small Cap Growth Fund: Class II (GVITSmCapGr2) 177 shares (cost $2,339)	2,788

Gartmore GVIT II – Small Cap Value Fund: Class II (GVITSmCapVal2) 1,299 shares (cost $15,793)	14,843

Gartmore GVIT II – Small Company Fund: Class II (GVITSmComp2) 1,302 shares (cost $28,699)	29,325

Gartmore GVIT III – Government Bond Fund: Class III (GVITGvtBd3) 4,781 shares (cost $55,147)	55,176

Gartmore GVIT III – Mid Cap Growth Fund: Class III (GVITSMdCpGr3) 700 shares (cost $18,655)	19,030

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT III – Nationwide® Fund: Class III (GVITNWFund3) 1,459 shares (cost $16,686)	$17,303

Gartmore GVIT III – Small Cap Growth Fund: Class III (GVITSmCapGr3) 36 shares (cost $556)	573

Gartmore GVIT III – Small Cap Value Fund: Class III (GVITSmCapVal3) 1,488 shares (cost $18,949)	17,190

Gartmore GVIT III – Small Company Fund: Class III (GVITSmComp3) 632 shares (cost $15,421)	14,401

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 547 shares (cost $6,327)	6,547

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 6,389 shares (cost $71,563)	72,830

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 7,278 shares (cost $81,872)	86,177

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 224 shares (cost $2,429)	2,447

Gartmore GVIT ID VI – Aggressive Fund – Class VI (GVITIDAgg6) 1,648 shares (cost $19,533)	19,694

Gartmore GVIT ID VI – Conservative Fund – Class VI (GVITIDCon6) 5,034 shares (cost $52,817)	51,644

Gartmore GVIT ID VI – Moderate Fund – Class VI (GVITIDMod6) 14,151 shares (cost $159,637)	161,037

Gartmore GVIT ID VI – Moderately Aggressive Fund – Class VI (GVITIDModAgg6) 10,516 shares (cost $124,251)	124,298

Gartmore GVIT ID VI – Moderately Conservative Fund – Class VI (GVITIDModCon6) 5,515 shares (cost $60,296)	60,108

Rydex VT – Arktos Fund (RyArktos) 10,803 shares (cost $229,130)	232,371

Rydex VT – Banking Fund (RyBank) 1,093 shares (cost $32,915)	32,458

Rydex VT – Basic Materials Fund (RyBasicM) 2,162 shares (cost $60,753)	60,255

Rydex VT – Biotechnology Fund (RyBioTech) 12,520 shares (cost $268,030)	267,562

Rydex VT – Consumer Products Fund (RyConsProd) 517 shares (cost $16,583)	16,360

Rydex VT – Electronics Fund (RyElec) 4,336 shares (cost $59,792)	59,318

Rydex VT – Energy Fund (RyEng) 7,413 shares (cost $295,413)	290,590

Rydex VT – Energy Services Fund (RyEnSvc) 10,266 shares (cost $328,317)	317,422

Rydex VT – Financial Services Fund (RyFinSvc) 1,683 shares (cost $49,326)	48,983

Rydex VT – Health Care Fund (RyHealthC) 5,392 shares (cost $151,952)	151,896

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex VT – Internet Fund (RyNet) 9,622 shares (cost $144,859)	$141,829

Rydex VT – Inverse Dynamic Dow 30 Fund (RyInvDyn30) 2,065 shares (cost $88,317)	89,221

Rydex VT – Inverse Mid Cap Fund (RyInvMidCap) 406 shares (cost $16,344)	15,913

Rydex VT – Inverse Small Cap Fund (RyInvSmCap) 1,944 shares (cost $79,067)	78,932

Rydex VT – Juno Fund (RyJuno) 7,162 shares (cost $148,328)	148,972

Rydex VT – Large Cap Europe Fund (RyLgCapEuro) 7,364 shares (cost $174,328)	175,550

Rydex VT – Large Cap Growth Fund (RyLgCapGr) 8,508 shares (cost $224,134)	218,567

Rydex VT – Large Cap Japan Fund (RyLgCapJapan) 14,630 shares (cost $447,522)	488,942

Rydex VT – Large Cap Value Fund (RyLgCapVal) 1,961 shares (cost $55,798)	54,708

Rydex VT – Leisure Fund (RyLeisure) 83 shares (cost $1,825)	1,816

Rydex VT – Long Dynamic Dow 30 Fund (RyLongDyn30) 24,158 shares (cost $561,981)	558,060

Rydex VT – Medius Fund (RyMedius) 25,277 shares (cost $775,351)	762,099

Rydex VT – Mekros Fund (RyMekros) 53,806 shares (cost $1,899,144)	1,836,952

Rydex VT – Mid Cap Growth Fund (RyMidCapGr) 12,736 shares (cost $387,301)	385,135

Rydex VT – Mid Cap Value Fund (RyMidCapVal) 1,751 shares (cost $34,164)	33,735

Rydex VT – Nova Fund (RyNova) 62,561 shares (cost $542,259)	535,520

Rydex VT – OTC Fund (RyOTC) 155,873 shares (cost $2,316,744)	2,267,955

Rydex VT – Precious Metals Fund (RyPrecMet) 35,580 shares (cost $350,793)	368,607

Rydex VT – Real Estate Fund (RyRealEst) 3,006 shares (cost $122,433)	121,155

Rydex VT – Retailing Fund (RyRetail) 588 shares (cost $16,401)	16,377

Rydex VT – Sector Rotation Fund (RySectRot) 20,405 shares (cost $253,650)	258,946

Rydex VT – Small Cap Growth Fund (RySmCapGr) 8,954 shares (cost $266,876)	256,441

Rydex VT – Small Cap Value Fund (RySmCapVal) 3,677 shares (cost $94,972)	94,388

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex VT – Technology Fund (RyTech) 10,323 shares (cost $146,296)	$143,693

Rydex VT – Telecommunications Fund (RyTele) 2,025 shares (cost $38,680)	38,099

Rydex VT – Titan 500 Fund (RyTitan500) 18,937 shares (cost $356,543)	347,881

Rydex VT – Transportation Fund (RyTrans) 3,984 shares (cost $130,542)	130,030

Rydex VT – U.S. Government Bond Fund (RyUSGvtBd) 56,058 shares (cost $696,577)	694,001

Rydex VT – Ursa Fund (RyUrsa) 135,419 shares (cost $694,733)	697,408

Rydex VT – Utilities Fund (RyUtil) 7,150 shares (cost $137,722)	136,492

Rydex VT – Velocity 100 Fund (RyVel100) 82,169 shares (cost $1,878,281)	1,839,773

Total Investments	33,426,695

Accounts Receivable	19,827

Total Assets	33,446,522

Accounts Payable	8,708

Contract Owners Equity (note 7)	$33,437,814

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPIncGr2	ACVPUltra2	ACVPVal2	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEI2
Reinvested dividends	$490,774	12,940	–	1,156	–	–	–	2,054

Net investment income (loss)	490,774	12,940	–	1,156	–	–	–	2,054

Proceeds from mutual fund shares sold	453,828,061	757,310	135,202	142,231	4,721	3,399	43,757	46,221
Cost of mutual fund shares sold	(454,132,358)	(769,113)	(133,290)	(149,544)	(4,654)	(3,271)	(42,764)	(42,777)

Realized gain (loss) on investments	(304,297)	(11,803)	1,912	(7,313)	67	128	993	3,444
Change in unrealized gain (loss) on investments	(262,553)	(2,138)	(5,457)	(5,298)	482	816	3,657	(2,478)

Net gain (loss) on investments	(566,850)	(13,941)	(3,545)	(12,611)	549	944	4,650	966

Reinvested capital gains	276,474	–	–	16,218	–	–	–	5,078

Net increase (decrease) in contract owners’ equity resulting from operations	$200,398	(1,001)	(3,545)	4,763	549	944	4,650	8,098

Investment activity:	FidVIPEI2R	FidVIPGr2	FidVIPGr2R	FidVIPCon2	FidVIPCon2R	GVITGvtBd	GVITSMdCpGr	GVITMyMkt2
Reinvested dividends	$–	122	–	310	–	2,042	–	280,066

Net investment income (loss)	–	122	–	310	–	2,042	–	280,066

Proceeds from mutual fund shares sold	4,076	47,773	41,400	132,209	22,911	1,080,667	2,792	116,128,390
Cost of mutual fund shares sold	(3,927)	(46,791)	(39,354)	(110,743)	(20,915)	(1,076,572)	(2,473)	(116,128,390)

Realized gain (loss) on investments	149	982	2,046	21,466	1,996	4,095	319	–
Change in unrealized gain (loss) on investments	4,429	2,670	1,043	11,517	11,183	(571)	183	–

Net gain (loss) on investments	4,578	3,652	3,089	32,983	13,179	3,524	502	–

Reinvested capital gains	–	–	–	44	–	126	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,578	3,774	3,089	33,337	13,179	5,692	502	280,066

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITNWFund2	GVITSmCapGr2	GVITSmCapVal2	GVITSmComp2	GVITGvtBd3	GVITSMdCpGr3	GVITNWFund3	GVITSmCapGr3
Reinvested dividends	$138	–	–	–	1,634	–	100	–

Net investment income (loss)	138	–	–	–	1,634	–	100	–

Proceeds from mutual fund shares sold	174,787	1,575	12,862	685	293,088	741	441	677
Cost of mutual fund shares sold	(176,191)	(1,430)	(12,644)	(638)	(293,954)	(715)	(433)	(656)

Realized gain (loss) on investments	(1,404)	145	218	47	(866)	26	8	21
Change in unrealized gain (loss) on investments	903	110	(1,370)	(334)	29	376	617	18

Net gain (loss) on investments	(501)	255	(1,152)	(287)	(837)	402	625	39

Reinvested capital gains	–	–	2,000	3,482	62	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(363)	255	848	3,195	859	402	725	39

Investment activity:	GVITSmCapVal3	GVITSmComp3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon	GVITIDAgg6
Reinvested dividends	$10	–	162	14	1,644	1,560	706	186

Net investment income (loss)	10	–	162	14	1,644	1,560	706	186

Proceeds from mutual fund shares sold	974	18	5,282	2,828	15,404	9,755	40,011	757
Cost of mutual fund shares sold	(962)	(17)	(4,906)	(2,829)	(15,215)	(9,641)	(39,103)	(721)

Realized gain (loss) on investments	12	1	376	(1)	189	114	908	36
Change in unrealized gain (loss) on investments	(1,759)	(1,020)	(173)	(22)	1,267	4,193	(67)	162

Net gain (loss) on investments	(1,747)	(1,019)	203	(23)	1,456	4,307	841	198

Reinvested capital gains	1,576	1,498	162	–	1,284	1,748	348	212

Net increase (decrease) in contract owners’ equity resulting from operations	$(161)	479	527	(9)	4,384	7,615	1,895	596

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITIDCon6	GVITIDMod6	GVITIDModAgg6	GVITIDModCon6	RyArktos	RyBank	RyBasicM	RyBioTech
Reinvested dividends	$838	1,888	1,560	668	–	3,774	530	–

Net investment income (loss)	838	1,888	1,560	668	–	3,774	530	–

Proceeds from mutual fund shares sold	5,215	10,043	22,686	4,491	16,137,788	1,699,993	3,373,444	2,204,894
Cost of mutual fund shares sold	(5,212)	(9,709)	(21,487)	(4,446)	(16,205,020)	(1,755,365)	(3,419,231)	(2,185,780)

Realized gain (loss) on investments	3	334	1,199	45	(67,232)	(55,372)	(45,787)	19,114
Change in unrealized gain (loss) on investments	(1,172)	1,400	47	(187)	3,228	(1,002)	(542)	(202)

Net gain (loss) on investments	(1,169)	1,734	1,246	(142)	(64,004)	(56,374)	(46,329)	18,912

Reinvested capital gains	768	1,296	1,612	572	–	38,732	21,928	–

Net increase (decrease) in contract owners’ equity resulting from operations	$437	4,918	4,418	1,098	(64,004)	(13,868)	(23,871)	18,912

Investment activity:	RyConsProd	RyElec	RyEng	RyEnSvc	RyFinSvc	RyHealthC	RyNet	RyInvDyn30
Reinvested dividends	$470	–	108	–	956	–	–	1,420

Net investment income (loss)	470	–	108	–	956	–	–	1,420

Proceeds from mutual fund shares sold	3,046,090	2,101,014	8,981,547	5,985,509	2,318,554	3,487,547	1,356,676	1,187,422
Cost of mutual fund shares sold	(3,051,366)	(2,102,623)	(8,909,278)	(5,861,645)	(2,321,065)	(3,477,007)	(1,371,188)	(1,193,588)

Realized gain (loss) on investments	(5,276)	(1,609)	72,269	123,864	(2,511)	10,540	(14,512)	(6,166)
Change in unrealized gain (loss) on investments	(802)	(3,527)	(5,641)	(11,666)	(1,915)	(244)	(2,949)	5,372

Net gain (loss) on investments	(6,078)	(5,136)	66,628	112,198	(4,426)	10,296	(17,461)	(794)

Reinvested capital gains	2,842	–	31,174	–	7,722	–	5,312	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,766)	(5,136)	97,910	112,198	4,252	10,296	(12,149)	626

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	RyInvMidCap	RyInvSmCap	RyJuno	RyLgCapEuro	RyLgCapGr	RyLgCapJapan	RyLgCapVal	RyLeisure
Reinvested dividends	$500	1,928	–	4,428	172	–	290	–

Net investment income (loss)	500	1,928	–	4,428	172	–	290	–

Proceeds from mutual fund shares sold	3,613,407	15,188,485	28,908,518	35,180,868	3,421,734	1,439,829	2,640,768	1,174,548
Cost of mutual fund shares sold	(3,657,192)	(15,358,344)	(28,845,001)	(35,135,314)	(3,423,548)	(1,411,156)	(2,643,335)	(1,180,536)

Realized gain (loss) on investments	(43,785)	(169,859)	63,517	45,554	(1,814)	28,673	(2,567)	(5,988)
Change in unrealized gain (loss) on investments	(430)	(134)	6,721	19,075	(2,408)	39,849	593	(3,102)

Net gain (loss) on investments	(44,215)	(169,993)	70,238	64,629	(4,222)	68,522	(1,974)	(9,090)

Reinvested capital gains	–	–	–	6,456	4,032	–	2,066	3,292

Net increase (decrease) in contract owners’ equity resulting from operations	$(43,715)	(168,065)	70,238	75,513	(18)	68,522	382	(5,798)

Investment activity:	RyLongDyn30	RyMedius	RyMekros	RyMidCapGr	RyMidCapVal	RyNova	RyOTC	RyPrecMet
Reinvested dividends	$2,712	–	134,156	–	228	1,404	–	–

Net investment income (loss)	2,712	–	134,156	–	228	1,404	–	–

Proceeds from mutual fund shares sold	3,474,345	13,670,352	55,585,736	3,702,959	2,699,671	5,900,862	8,464,203	2,699,109
Cost of mutual fund shares sold	(3,538,941)	(13,568,273)	(55,819,557)	(3,700,550)	(2,722,928)	(5,872,170)	(8,410,934)	(2,661,215)

Realized gain (loss) on investments	(64,596)	102,079	(233,821)	2,409	(23,257)	28,692	53,269	37,894
Change in unrealized gain (loss) on investments	33,341	(26,202)	(222,883)	(2,467)	9,253	(24,380)	(60,533)	18,069

Net gain (loss) on investments	(31,255)	75,877	(456,704)	(58)	(14,004)	4,312	(7,264)	55,963

Reinvested capital gains	23,594	1,450	–	–	12,028	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,949)	77,327	(322,548)	(58)	(1,748)	5,716	(7,264)	55,963

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	RyRealEst	RyRetail	RySectRot	RySmCapGr	RySmCapVal	RyTech	RyTele	RyTitan500
Reinvested dividends	$3,682	–	–	–	–	–	–	400

Net investment income (loss)	3,682	–	–	–	–	–	–	400

Proceeds from mutual fund shares sold	3,863,062	1,376,439	325,136	3,943,931	3,033,078	2,201,348	2,036,184	7,527,915
Cost of mutual fund shares sold	(3,848,244)	(1,392,887)	(315,280)	(3,962,203)	(3,047,372)	(2,192,742)	(2,052,036)	(7,709,837)

Realized gain (loss) on investments	14,818	(16,448)	9,856	(18,272)	(14,294)	8,606	(15,852)	(181,922)
Change in unrealized gain (loss) on investments	(2,136)	29	3,172	(7,175)	3,065	(2,486)	(644)	8,526

Net gain (loss) on investments	12,682	(16,419)	13,028	(25,447)	(11,229)	6,120	(16,496)	(173,396)

Reinvested capital gains	–	1,520	–	11,910	11,402	–	17,386	34,852

Net increase (decrease) in contract owners’ equity resulting from operations	$16,364	(14,899)	13,028	(13,537)	173	6,120	890	(138,144)

Investment activity:	RyTrans	RyUSGvtBd	RyUrsa	RyUtil	RyVel100
Reinvested dividends	$–	22,354	–	1,464	–

Net investment income (loss)	–	22,354	–	1,464	–

Proceeds from mutual fund shares sold	1,232,310	41,747,320	3,877,279	4,078,037	19,744,771
Cost of mutual fund shares sold	(1,223,609)	(41,721,192)	(3,902,599)	(4,070,460)	(19,716,260)

Realized gain (loss) on investments	8,701	26,128	(25,320)	7,577	28,511
Change in unrealized gain (loss) on investments	(2,077)	(3,189)	2,811	(973)	(49,004)

Net gain (loss) on investments	6,624	22,939	(22,509)	6,604	(20,493)

Reinvested capital gains	690	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,314	45,293	(22,509)	8,068	(20,493)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPIncGr2		ACVPUltra2		ACVPVal2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$490,774	91,484	12,940	218	–	–	1,156	–
Realized gain (loss) on investments	(304,297)	(53,861)	(11,803)	64	1,912	165	(7,313)	1,312
Change in unrealized gain (loss) on investments	(262,553)	180,183	(2,138)	2,666	(5,457)	8,097	(5,298)	7,966
Reinvested capital gains	276,474	136,374	–	–	–	–	16,218	–

Net increase (decrease) in contract owners’ equity resulting from operations	200,398	354,180	(1,001)	2,948	(3,545)	8,262	4,763	9,278

Equity transactions:
Purchase payments received from contract owners (note 6)	19,955,648	23,566,422	1,802	2,360	2,816	6,482	9,946	5,142
Transfers between funds	–	–	(5,914)	30,582	(4,174)	111,776	(48,156)	106,732
Surrenders (note 6)	(1,059,368)	(23,392)	(8,082)	(468)	(10,052)	(1,240)	(10,166)	(464)
Death benefits (note 4)	70	(70)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(2,067,422)	(4,750,092)	–	–	(25,188)	(806)	(242)	176
Deductions for surrender charges (note 2d)	(188,070)	(2,981)	–	–	(148)	(295)	(152)	(147)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,868,992)	(735,858)	(3,164)	(1,494)	(7,778)	(7,074)	(9,668)	(3,318)
Asset charges (note 3)	(94,548)	(36,452)	(190)	(98)	(480)	(450)	(512)	(200)
Adjustments to maintain reserves.	12,659	1,467	(18)	25	2	10	7	12

Net equity transactions	14,689,977	18,019,044	(15,566)	30,907	(45,002)	108,403	(58,943)	107,933

Net change in contract owners’ equity	14,890,375	18,373,224	(16,567)	33,855	(48,547)	116,665	(54,180)	117,211
Contract owners’ equity beginning of period	18,547,439	174,215	33,855	–	116,665	–	117,211	–

Contract owners’ equity end of period	$33,437,814	18,547,439	17,288	33,855	68,118	116,665	63,031	117,211

CHANGES IN UNITS:
Beginning units	1,582,462	17,325	2,714	–	9,962	–	9,250	–

Units purchased	2,729,482	3,795,355	1,038	2,892	1,355	16,085	2,007	9,582
Units redeemed	(1,322,274)	(2,230,218)	(2,426)	(178)	(5,613)	(6,123)	(6,513)	(332)

Ending units	2,989,670	1,582,462	1,326	2,714	5,704	9,962	4,744	9,250

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPIncGr3		ACVPUltra3		ACVPVal3		FidVIPEI2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	–	–	–	–	2,054	180
Realized gain (loss) on investments	67	–	128	–	993	–	3,444	578
Change in unrealized gain (loss) on investments	482	–	816	–	3,657	–	(2,478)	11,547
Reinvested capital gains	–	–	–	–	–	–	5,078	46

Net increase (decrease) in contract owners’ equity resulting from operations	549	–	944	–	4,650	–	8,098	12,351

Equity transactions:
Purchase payments received from contract owners (note 6)	8,412	–	16,270	–	68,966	–	15,296	9,608
Transfers between funds	54,580	–	15,446	–	90,280	–	(8,808)	113,006
Surrenders (note 6)	(1,080)	–	(1,036)	–	(1,026)	–	(2,168)	(677)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(660)	–	(1,674)	–	28	(1,222)
Deductions for surrender charges (note 2d)	–	–	(4)	–	(4)	–	(96)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,288)	–	(1,186)	–	(4,926)	–	(8,750)	(8,874)
Asset charges (note 3)	(82)	–	(68)	–	(318)	–	(622)	(522)
Adjustments to maintain reserves	23	–	24	–	14	–	(18)	30

Net equity transactions	60,565	–	28,786	–	151,312	–	(5,138)	111,349

Net change in contract owners’ equity	61,114	–	29,730	–	155,962	–	2,960	123,700
Contract owners’ equity beginning of period	–	–	–	–	–	–	123,700	–

Contract owners’ equity end of period	$61,114	–	29,730	–	155,962	–	126,660	123,700

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	9,968	–

Units purchased	5,901	–	2,965	–	15,189	–	1,757	19,798
Units redeemed	(229)	–	(273)	–	(753)	–	(2,057)	(9,830)

Ending units	5,672	–	2,692	–	14,436	–	9,668	9,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPEI2R		FidVIPGr2		FidVIPGr2R		FidVIPCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	122	26	–	–	310	58
Realized gain (loss) on investments	149	–	982	(261)	2,046	–	21,466	3,634
Change in unrealized gain (loss) on investments	4,429	–	2,670	378	1,043	–	11,517	21,069
Reinvested capital gains	–	–	–	–	–	–	44	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,578	–	3,774	143	3,089	–	33,337	24,761

Equity transactions:
Purchase payments received from contract owners (note 6)	30,416	–	1,402	1,878	6,550	–	14,246	21,764
Transfers between funds	77,516	–	7,464	38,490	49,346	–	(55,918)	188,990
Surrenders (note 6)	(298)	–	(8,254)	(431)	(1,204)	–	(11,448)	(1,853)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	(204)	(1,214)
Deductions for surrender charges (note 2d)	(4)	–	–	–	–	–	(160)	(296)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,796)	–	(5,178)	(2,872)	(1,634)	–	(16,394)	(13,426)
Asset charges (note 3)	(202)	–	(248)	(118)	(96)	–	(994)	(786)
Adjustments to maintain reserves	23	–	3	5	10	–	(7)	23

Net equity transactions	103,655	–	(4,811)	36,952	52,972	–	(70,879)	193,202

Net change in contract owners’ equity	108,233	–	(1,037)	37,095	56,061	–	(37,542)	217,963
Contract owners’ equity beginning of period	–	–	37,095	–	–	–	217,963	–

Contract owners’ equity end of period	$108,233	–	36,058	37,095	56,061	–	180,421	217,963

CHANGES IN UNITS:
Beginning units	–	–	3,356	–	–	–	17,268	–

Units purchased	10,251	–	1,062	3,681	5,245	–	2,675	27,748
Units redeemed	(403)	–	(1,326)	(325)	(259)	–	(7,689)	(10,480)

Ending units	9,848	–	3,092	3,356	4,986	–	12,254	17,268

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPCon2R		GVITGvtBd		GVITSMdCpGr		GVITMyMkt2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	2,042	966	–	–	280,066	24,250
Realized gain (loss) on investments	1,996	–	4,095	(1,530)	319	(18)	–	–
Change in unrealized gain (loss) on investments	11,183	–	(571)	(24)	183	634	–	–
Reinvested capital gains	–	–	126	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	–	5,692	(588)	502	616	280,066	24,250

Equity transactions:
Purchase payments received from contract owners (note 6)	42,946	–	30,448	(3,040)	1,086	2,902	18,519,308	23,052,684
Transfers between funds	156,108	–	(28,314)	52,906	(1,254)	4,024	(3,888,046)	(13,415,192)
Surrenders (note 6)	(1,224)	–	–	–	–	–	(513,586)	(8,081)
Death benefits (note 4)	–	–	–	–	–	–	70	(70)
Net policy repayments (loans) (note 5)	(732)	–	–	–	–	–	(1,424,302)	(4,208,146)
Deductions for surrender charges (note 2d)	(4)	–	(104)	–	–	–	(105,846)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,858)	–	(4,564)	(2,612)	(1,618)	(1,416)	(907,960)	(426,620)
Asset charges (note 3)	(330)	–	(328)	(280)	(36)	(26)	(42,918)	(18,318)
Adjustments to maintain reserves	25	–	2	18	24	5	1,745	(31)

Net equity transactions	189,931	–	(2,860)	46,992	(1,798)	5,489	11,638,465	4,976,226

Net change in contract owners’ equity	203,110	–	2,832	46,404	(1,296)	6,105	11,918,531	5,000,476
Contract owners’ equity beginning of period	–	–	46,404	–	6,105	–	5,164,040	163,564

Contract owners’ equity end of period	$203,110	–	49,236	46,404	4,809	6,105	17,082,571	5,164,040

CHANGES IN UNITS:
Beginning units	–	–	4,364	–	496	–	514,102	16,351

Units purchased	17,781	–	13,199	20,217	92	660	1,859,176	2,585,938
Units redeemed	(801)	–	(13,079)	(15,853)	(232)	(164)	(710,272)	(2,088,187)

Ending units	16,980	–	4,484	4,364	356	496	1,663,006	514,102

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGvtBd2		GVITNWFund2		GVITSmCapGr2		GVITSmCapVal2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	24	138	4,066	–	–	–	–
Realized gain (loss) on investments	–	(12,870)	(1,404)	3,833	145	(2,180)	218	(78)
Change in unrealized gain (loss) on investments	–	–	903	(46)	110	340	(1,370)	421
Reinvested capital gains	–	18	–	–	–	–	2,000	1,732

Net increase (decrease) in contract owners’ equity resulting from operations	–	(12,828)	(363)	7,853	255	(1,840)	848	2,075

Equity transactions:
Purchase payments received from contract owners (note 6)	–	12,862	15,754	7,198	846	1,360	2,278	6,914
Transfers between funds	–	–	(109,292)	102,040	(1,264)	4,790	(11,354)	17,586
Surrenders (note 6)	–	–	–	–	–	(214)	(160)	(227)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(36)	(5,032)	(3,584)	(326)	(752)	(1,490)	(1,446)
Asset charges (note 3)	–	–	(172)	(72)	(22)	(50)	(108)	(82)
Adjustments to maintain reserves	–	2	–	15	(11)	17	(2)	12

Net equity transactions	–	12,828	(98,742)	105,597	(777)	5,151	(10,836)	22,757

Net change in contract owners’ equity	–	–	(99,105)	113,450	(522)	3,311	(9,988)	24,832
Contract owners’ equity beginning of period	–	–	113,450	–	3,311	–	24,832	–

Contract owners’ equity end of period	$–	–	14,345	113,450	2,789	3,311	14,844	24,832

CHANGES IN UNITS:
Beginning units	–	–	9,566	–	284	–	1,850	–

Units purchased	–	–	1,482	38,380	77	383	177	1,996
Units redeemed	–	–	(9,918)	(28,814)	(139)	(99)	(951)	(146)

Ending units	–	–	1,130	9,566	222	284	1,076	1,850

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmComp2		GVITGvtBd3		GVITSMdCpGr3		GVITNWFund3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	1,634	–	–	–	100	–
Realized gain (loss) on investments	47	16	(866)	–	26	–	8	–
Change in unrealized gain (loss) on investments	(334)	960	29	–	376	–	617	–
Reinvested capital gains	3,482	2,944	62	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,195	3,920	859	–	402	–	725	–

Equity transactions:
Purchase payments received from contract owners (note 6)	872	2,064	18,406	–	2,668	–	8,270	–
Transfers between funds	–	20,858	40,162	–	16,628	–	10,244	–
Surrenders (note 6)	–	–	(2,564)	–	(2)	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(692)	(710)	(1,570)	–	(636)	–	(1,892)	–
Asset charges (note 3)	(112)	(74)	(122)	–	(32)	–	(48)	–
Adjustments to maintain reserves	13	11	22	–	23	–	15	–

Net equity transactions	81	22,149	54,334	–	18,649	–	16,589	–

Net change in contract owners’ equity	3,276	26,069	55,193	–	19,051	–	17,314	–
Contract owners’ equity beginning of period	26,069	–	–	–	–	–	–	–

Contract owners’ equity end of period	$29,345	26,069	55,193	–	19,051	–	17,314	–

CHANGES IN UNITS:
Beginning units	2,002	–	–	–	–	–	–	–

Units purchased	69	2,070	5,618	–	1,682	–	1,740	–
Units redeemed	(59)	(68)	(182)	–	(58)	–	(180)	–

Ending units	2,012	2,002	5,436	–	1,624	–	1,560	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmCapGr3		GVITSmCapVal3		GVITSmComp3		GVITIDAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	10	–	–	–	162	44
Realized gain (loss) on investments	21	–	12	–	1	–	376	4
Change in unrealized gain (loss) on investments	18	–	(1,759)	–	(1,020)	–	(173)	394
Reinvested capital gains	–	–	1,576	–	1,498	–	162	52

Net increase (decrease) in contract owners’ equity resulting from operations	39	–	(161)	–	479	–	527	494

Equity transactions:
Purchase payments received from contract owners (note 6)	1,216	–	4,744	–	2,408	–	130	–
Transfers between funds	(650)	–	12,976	–	11,732	–	3,078	3,766
Surrenders (note 6)	(2)	–	(102)	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30)	–	(250)	–	(198)	–	(1,236)	(150)
Asset charges (note 3)	(2)	–	(22)	–	(22)	–	(54)	(10)
Adjustments to maintain reserves	6	–	9	–	8	–	(6)	18

Net equity transactions	538	–	17,355	–	13,928	–	1,912	3,624

Net change in contract owners’ equity	577	–	17,194	–	14,407	–	2,439	4,118
Contract owners’ equity beginning of period	–	–	–	–	–	–	4,118	–

Contract owners’ equity end of period	$577	–	17,194	–	14,407	–	6,557	4,118

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	366	–

Units purchased	109	–	1,535	–	1,251	–	642	381
Units redeemed	(61)	–	(33)	–	(19)	–	(468)	(15)

Ending units	48	–	1,502	–	1,232	–	540	366

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDCon		GVITIDMod		GVITIDModAgg		GVITIDModCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$14	30	1,644	42	1,560	190	706	30
Realized gain (loss) on investments	(1)	–	189	3	114	1	908	1
Change in unrealized gain (loss) on investments	(22)	23	1,267	1	4,193	114	(67)	85
Reinvested capital gains	–	12	1,284	8	1,748	198	348	6

Net increase (decrease) in contract owners’ equity resulting from operations	(9)	65	4,384	54	7,615	503	1,895	122

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	13,706	960	11,816	–	–	–
Transfers between funds	(2,350)	2,376	68,502	4,350	53,360	22,762	1,180	2,376
Surrenders (note 6)	–	–	–	–	(2)	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	(106)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44)	(34)	(18,468)	(292)	(9,210)	(168)	(2,910)	(34)
Asset charges (note 3)	(4)	(4)	(370)	(2)	(388)	(10)	(184)	(4)
Adjustments to maintain reserves	(13)	17	(6)	13	8	11	(3)	12

Net equity transactions	(2,411)	2,355	63,364	5,029	55,478	22,595	(1,917)	2,350

Net change in contract owners’ equity	(2,420)	2,420	67,748	5,083	63,093	23,098	(22)	2,472
Contract owners’ equity beginning of period	2,420	–	5,083	–	23,098	–	2,472	–

Contract owners’ equity end of period	$–	2,420	72,831	5,083	86,191	23,098	2,450	2,472

CHANGES IN UNITS:
Beginning units	232	–	468	–	2,082	–	232	–

Units purchased	–	235	7,616	495	6,067	2,098	3,608	235
Units redeemed	(232)	(3)	(1,718)	(27)	(893)	(16)	(3,620)	(3)

Ending units	–	232	6,366	468	7,256	2,082	220	232

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDAgg6		GVITIDCon6		GVITIDMod6		GVITIDModAgg6
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$186	–	838	–	1,888	–	1,560	–
Realized gain (loss) on investments	36	–	3	–	334	–	1,199	–
Change in unrealized gain (loss) on investments	162	–	(1,172)	–	1,400	–	47	–
Reinvested capital gains	212	–	768	–	1,296	–	1,612	–

Net increase (decrease) in contract owners’ equity resulting from operations	596	–	437	–	4,918	–	4,418	–

Equity transactions:
Purchase payments received from contract owners (note 6)	4,276	–	2,400	–	56,874	–	50,416	–
Transfers between funds	35,654	–	54,020	–	115,328	–	75,376	–
Surrenders (note 6)	–	–	(172)	–	(174)	–	(54)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(19,432)	–	(4,062)	–	(4,118)	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,378)	–	(900)	–	(11,538)	–	(5,630)	–
Asset charges (note 3)	(24)	–	(82)	–	(256)	–	(230)	–
Adjustments to maintain reserves	22	–	8	–	22	–	11	–

Net equity transactions	19,118	–	51,212	–	156,138	–	119,889	–

Net change in contract owners’ equity	19,714	–	51,649	–	161,056	–	124,307	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$19,714	–	51,649	–	161,056	–	124,307	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	3,725	–	5,495	–	16,477	–	11,829	–
Units redeemed	(1,967)	–	(505)	–	(1,517)	–	(553)	–

Ending units	1,758	–	4,990	–	14,960	–	11,276	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModCon6		RyArktos		RyBank		RyBasicM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$668	–	–	–	3,774	84	530	68
Realized gain (loss) on investments	45	–	(67,232)	(175,683)	(55,372)	(307)	(45,787)	12,099
Change in unrealized gain (loss) on investments	(187)	–	3,228	14	(1,002)	546	(542)	46
Reinvested capital gains	572	–	–	–	38,732	654	21,928	3,914

Net increase (decrease) in contract owners’ equity resulting from operations	1,098	–	(64,004)	(175,669)	(13,868)	977	(23,871)	16,127

Equity transactions:
Purchase payments received from contract owners (note 6)	2,542	–	4,038	1,598	4,732	1,860	15,228	2,084
Transfers between funds	60,978	–	342,780	197,604	24,506	57,136	(65,478)	147,704
Surrenders (note 6)	(56)	–	(30,224)	(81)	(29,090)	(132)	(6,204)	(28)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(3,694)	–	–	(60)	–	–	(888)	(8,132)
Deductions for surrender charges (note 2d)	–	–	(3,438)	–	(5,028)	–	(3,012)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(696)	–	(21,432)	(16,858)	(5,360)	(2,908)	(9,252)	(3,142)
Asset charges (note 3)	(68)	–	(1,022)	(866)	(268)	(110)	(586)	(304)
Adjustments to maintain reserves	28	–	16,482	3	10	23	77	14

Net equity transactions	59,034	–	307,184	181,340	(10,498)	55,869	(70,115)	138,196

Net change in contract owners’ equity	60,132	–	243,180	5,671	(24,366)	56,846	(93,986)	154,323
Contract owners’ equity beginning of period	–	–	5,671	–	56,846	–	154,323	–

Contract owners’ equity end of period	$60,132	–	248,851	5,671	32,480	56,846	60,337	154,323

CHANGES IN UNITS:
Beginning units	–	–	706	–	4,394	–	10,942	–

Units purchased	6,123	–	36,699	2,640	1,350	4,668	1,489	11,795
Units redeemed	(427)	–	(6,813)	(1,934)	(3,162)	(274)	(8,319)	(853)

Ending units	5,696	–	30,592	706	2,582	4,394	4,112	10,942

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyBioTech		RyConsProd		RyElec		RyEng
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	470	34	–	–	108	6
Realized gain (loss) on investments	19,114	69	(5,276)	(7,268)	(1,609)	(11,332)	72,269	14,967
Change in unrealized gain (loss) on investments	(202)	(265)	(802)	580	(3,527)	2,962	(5,641)	819
Reinvested capital gains	–	–	2,842	1,524	–	–	31,174	44

Net increase (decrease) in contract owners’ equity resulting from operations	18,912	(196)	(2,766)	(5,130)	(5,136)	(8,370)	97,910	15,836

Equity transactions:
Purchase payments received from contract owners (note 6)	6,692	3,502	7,510	7,868	9,610	4,446	24,402	14,140
Transfers between funds	182,244	78,736	(89,182)	112,842	(160,224)	226,132	81,890	135,742
Surrenders (note 6)	(10,174)	(110)	(2,230)	(20)	(1,666)	(58)	(566)	(85)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(384)	–	166	(6,058)	–	–	(6,558)	(26,634)
Deductions for surrender charges (note 2d)	(1,214)	–	(298)	–	(508)	–	(166)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,958)	(1,844)	(3,874)	(2,026)	(6,462)	(1,628)	(39,034)	(3,990)
Asset charges (note 3)	(502)	(146)	(276)	(174)	(280)	(94)	(1,988)	(316)
Adjustments to maintain reserves	(229)	10	73	19	7	7	(10)	33

Net equity transactions	168,475	80,148	(88,111)	112,451	(159,523)	228,805	57,970	118,890

Net change in contract owners’ equity	187,387	79,952	(90,877)	107,321	(164,659)	220,435	155,880	134,726
Contract owners’ equity beginning of period	79,952	–	107,321	–	223,982	3,547	134,726	–

Contract owners’ equity end of period	$267,339	79,952	16,444	107,321	59,323	223,982	290,606	134,726

CHANGES IN UNITS:
Beginning units	7,664	–	8,724	–	26,786	331	9,006	–

Units purchased	17,371	7,874	1,944	9,456	1,241	26,661	7,691	11,172
Units redeemed	(1,879)	(210)	(9,326)	(732)	(21,197)	(206)	(2,675)	(2,166)

Ending units	23,156	7,664	1,342	8,724	6,830	26,786	14,022	9,006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyEnSvc		RyFinSvc		RyHealthC		RyNet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	956	132	–	–	–	–
Realized gain (loss) on investments	123,864	(104,469)	(2,511)	3,888	10,540	(3,625)	(14,512)	(20,913)
Change in unrealized gain (loss) on investments	(11,666)	772	(1,915)	1,574	(244)	188	(2,949)	(243)
Reinvested capital gains	–	–	7,722	–	–	576	5,312	–

Net increase (decrease) in contract owners’ equity resulting from operations	112,198	(103,697)	4,252	5,594	10,296	(2,861)	(12,149)	(21,156)

Equity transactions:
Purchase payments received from contract owners (note 6)	66,936	33,934	2,870	2,064	10,274	2,484	9,588	5,160
Transfers between funds	117,360	195,066	(20,610)	79,184	86,768	64,428	40,566	134,608
Surrenders (note 6)	(39,436)	(2)	(11,982)	–	(4,456)	(5)	(182)	(56)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(778)	(26,634)	(404)	–	(1,398)	–	–	(7,934)
Deductions for surrender charges (note 2d)	(4,096)	–	(1,158)	–	(758)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,370)	(3,324)	(7,598)	(2,704)	(9,846)	(2,260)	(3,632)	(5,764)
Asset charges (note 3)	(1,464)	(276)	(392)	(136)	(662)	(114)	(214)	(530)
Adjustments to maintain reserves	97	25	–	22	73	22	7	20

Net equity transactions	110,249	198,789	(39,274)	78,430	79,995	64,555	46,133	125,504

Net change in contract owners’ equity	222,447	95,092	(35,022)	84,024	90,291	61,694	33,984	104,348
Contract owners’ equity beginning of period	95,092	–	84,024	–	61,694	–	107,863	3,515

Contract owners’ equity end of period	$317,539	95,092	49,002	84,024	151,985	61,694	141,847	107,863

CHANGES IN UNITS:
Beginning units	6,832	–	6,502	–	5,430	–	8,104	306

Units purchased	12,466	9,094	232	6,742	8,111	5,649	3,389	8,932
Units redeemed	(3,914)	(2,262)	(3,066)	(240)	(1,451)	(219)	(687)	(1,134)

Ending units	15,384	6,832	3,668	6,502	12,090	5,430	10,806	8,104

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyInvDyn30		RyInvMidCap		RyInvSmCap		RyJuno
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,420	–	500	–	1,928	–	–	–
Realized gain (loss) on investments	(6,166)	(4,846)	(43,785)	(1,422)	(169,859)	(52,840)	63,517	(28,576)
Change in unrealized gain (loss) on investments	5,372	(4,467)	(430)	–	(134)	1	6,721	(6,075)
Reinvested capital gains	–	2,480	–	–	–	–	–	3,076

Net increase (decrease) in contract owners’ equity resulting from operations	626	(6,833)	(43,715)	(1,422)	(168,065)	(52,839)	70,238	(31,575)

Equity transactions:
Purchase payments received from contract owners (note 6)	11,090	17,176	728	14	1,038	1,992	24,196	4,162
Transfers between funds	(17,000)	113,990	60,296	1,668	302,832	83,648	(293,802)	421,520
Surrenders (note 6)	(408)	–	(308)	–	(1,992)	(173)	(1,234)	(1,020)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(648)	(17,902)	(2)	–	(44,368)	(22,948)	(3,340)	536
Deductions for surrender charges (note 2d)	(158)	–	–	–	(214)	–	(216)	(447)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,076)	(1,120)	(1,052)	(180)	(9,552)	(9,112)	(24,812)	(14,130)
Asset charges (note 3)	(436)	(86)	(106)	(14)	(764)	(556)	(1,238)	(660)
Adjustments to maintain reserves	141	6	5	4	(7)	5	(442)	804

Net equity transactions	(16,495)	112,064	59,561	1,492	246,973	52,856	(300,888)	410,765

Net change in contract owners’ equity	(15,869)	105,231	15,846	70	78,908	17	(230,650)	379,190
Contract owners’ equity beginning of period	105,231	–	70	–	17	–	379,190	–

Contract owners’ equity end of period	$89,362	105,231	15,916	70	78,925	17	148,540	379,190

CHANGES IN UNITS:
Beginning units	11,886	–	8	–	2	–	45,952	–

Units purchased	3,854	13,792	2,130	28	15,854	3,140	6,930	47,790
Units redeemed	(5,808)	(1,906)	(170)	(20)	(6,350)	(3,138)	(33,886)	(1,838)

Ending units	9,932	11,886	1,968	8	9,506	2	18,996	45,952

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyLgCapEuro		RyLgCapGr		RyLgCapJapan		RyLgCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,428	18,654	172	1,456	–	–	290	520
Realized gain (loss) on investments	45,554	21,470	(1,814)	2,223	28,673	5,345	(2,567)	2,598
Change in unrealized gain (loss) on investments	19,075	(17,852)	(2,408)	(3,158)	39,849	1,572	593	(1,682)
Reinvested capital gains	6,456	322	4,032	1,712	–	–	2,066	1,478

Net increase (decrease) in contract owners’ equity resulting from operations	75,513	22,594	(18)	2,233	68,522	6,917	382	2,914

Equity transactions:
Purchase payments received from contract owners (note 6)	34,528	4,908	15,426	572	40,906	17,242	862	(2)
Transfers between funds	(21,386)	138,838	3,834	261,396	340,974	92,426	(12,320)	101,184
Surrenders (note 6)	(38,414)	(206)	(40,590)	(98)	(40,052)	–	(28,948)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(5,460)	–	(7,532)	–	(4,262)	(12,188)	–	–
Deductions for surrender charges (note 2d)	(5,706)	–	(6,218)	–	(3,890)	–	(3,062)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,108)	(3,830)	(8,640)	(1,210)	(15,302)	(1,614)	(5,066)	(890)
Asset charges (note 3)	(1,514)	(216)	(520)	(74)	(620)	(122)	(266)	(82)
Adjustments to maintain reserves	(275)	23	3	8	550	20	23	3

Net equity transactions	(62,335)	139,517	(44,237)	260,594	318,304	95,764	(48,777)	100,213

Net change in contract owners’ equity	13,178	162,111	(44,255)	262,827	386,826	102,681	(48,395)	103,127
Contract owners’ equity beginning of period	162,111	–	262,827	–	102,681	–	103,127	–

Contract owners’ equity end of period	$175,289	162,111	218,572	262,827	489,507	102,681	54,732	103,127

CHANGES IN UNITS:
Beginning units	10,914	–	25,208	–	8,582	–	9,168	–

Units purchased	5,212	11,231	13,092	25,344	30,318	9,871	11,946	9,262
Units redeemed	(5,030)	(317)	(17,702)	(136)	(4,904)	(1,289)	(16,444)	(94)

Ending units	11,096	10,914	20,598	25,208	33,996	8,582	4,670	9,168

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyLeisure		RyLongDyn30		RyMedius		RyMekros
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	2,712	29,402	–	–	134,156	–
Realized gain (loss) on investments	(5,988)	4,763	(64,596)	(20)	102,079	(20,401)	(233,821)	305,281
Change in unrealized gain (loss) on investments	(3,102)	3,094	33,341	(37,260)	(26,202)	12,951	(222,883)	160,692
Reinvested capital gains	3,292	54	23,594	3,088	1,450	23,054	–	22,928

Net increase (decrease) in contract owners’ equity resulting from operations	(5,798)	7,911	(4,949)	(4,790)	77,327	15,604	(322,548)	488,901

Equity transactions:
Purchase payments received from contract owners (note 6)	7,974	2,530	112,552	–	50,718	30,432	166,714	118,516
Transfers between funds	(169,730)	164,198	(237,610)	733,972	239,324	462,226	(1,379,430)	3,641,448
Surrenders (note 6)	(240)	–	(7,834)	–	(18,962)	(646)	(14,294)	(1,953)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(2)	–	(10,780)	–	(10,830)	364	(322,980)	(329,054)
Deductions for surrender charges (note 2d)	–	–	(986)	–	(4,916)	(299)	(4,400)	(303)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,358)	(1,326)	(20,412)	(50)	(60,196)	(13,976)	(147,714)	(44,468)
Asset charges (note 3)	(236)	(112)	(1,060)	(2)	(3,192)	(888)	(8,364)	(3,130)
Adjustments to maintain reserves	9	16	10	14	(7)	50	1	31

Net equity transactions	(165,583)	165,306	(166,120)	733,934	191,939	477,263	(1,710,467)	3,381,087

Net change in contract owners’ equity	(171,381)	173,217	(171,069)	729,144	269,266	492,867	(2,033,015)	3,869,988
Contract owners’ equity beginning of period	173,217	–	729,144	–	492,867	–	3,869,988	–

Contract owners’ equity end of period	$1,836	173,217	558,075	729,144	762,133	492,867	1,836,973	3,869,988

CHANGES IN UNITS:
Beginning units	12,566	–	67,110	–	35,336	–	270,782	–

Units purchased	1,755	12,682	12,751	67,114	19,940	36,591	13,136	298,156
Units redeemed	(14,181)	(116)	(26,463)	(4)	(7,374)	(1,255)	(160,228)	(27,374)

Ending units	140	12,566	53,398	67,110	47,902	35,336	123,690	270,782

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyMidCapGr		RyMidCapVal		RyNova		RyOTC
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	228	28	1,404	66	–	–
Realized gain (loss) on investments	2,409	3,904	(23,257)	3,721	28,692	18,072	53,269	81,029
Change in unrealized gain (loss) on investments	(2,467)	302	9,253	(9,682)	(24,380)	17,642	(60,533)	11,745
Reinvested capital gains	–	–	12,028	10,546	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(58)	4,206	(1,748)	4,613	5,716	35,780	(7,264)	92,774

Equity transactions:
Purchase payments received from contract owners (note 6)	8,242	(6)	11,184	1,794	26,864	16,978	49,080	3,024
Transfers between funds	156,238	255,964	(179,412)	215,244	(39,518)	563,000	1,551,706	687,862
Surrenders (note 6)	(12,346)	(265)	(254)	(20)	(8,684)	(1,311)	(10,068)	(1,508)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(11,136)	–	(4,060)	–	(9,308)	730	(19,162)	730
Deductions for surrender charges (note 2d)	(3,342)	–	(54)	–	(1,646)	(595)	(6,240)	(599)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,314)	(1,390)	(11,278)	(1,674)	(32,580)	(17,028)	(45,582)	(22,772)
Asset charges (note 3)	(562)	(98)	(474)	(130)	(1,920)	(962)	(2,764)	(1,266)
Adjustments to maintain reserves	(15)	19	36	1	1	20	(99)	9

Net equity transactions	126,765	254,224	(184,312)	215,215	(66,791)	560,832	1,516,871	665,480

Net change in contract owners’ equity	126,707	258,430	(186,060)	219,828	(61,075)	596,612	1,509,607	758,254
Contract owners’ equity beginning of period	258,430	–	219,828	–	596,612	–	758,254	–

Contract owners’ equity end of period	$385,137	258,430	33,768	219,828	535,537	596,612	2,267,861	758,254

CHANGES IN UNITS:
Beginning units	23,814	–	19,082	–	45,914	–	64,918	–

Units purchased	11,465	23,987	2,091	19,254	25,241	47,541	134,416	67,272
Units redeemed	(3,439)	(173)	(18,467)	(172)	(31,513)	(1,627)	(7,306)	(2,354)

Ending units	31,840	23,814	2,706	19,082	39,642	45,914	192,028	64,918

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyPrecMet		RyRealEst		RyRetail		RySectRot
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	3,682	526	–	–	–	–
Realized gain (loss) on investments	37,894	(104,833)	14,818	20,914	(16,448)	(1,082)	9,856	3,025
Change in unrealized gain (loss) on investments	18,069	(254)	(2,136)	859	29	(52)	3,172	2,124
Reinvested capital gains	–	–	–	564	1,520	270	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	55,963	(105,087)	16,364	22,863	(14,899)	(864)	13,028	5,149

Equity transactions:
Purchase payments received from contract owners (note 6)	9,400	21,236	19,992	5,706	2,814	882	31,516	3,882
Transfers between funds	237,224	204,084	(30,766)	118,926	11,530	21,786	94,468	131,832
Surrenders (note 6)	(58)	–	(9,614)	(65)	(106)	–	(196)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(490)	(38,602)	(16)	–	–	–	(14)	–
Deductions for surrender charges (note 2d)	–	–	(3,678)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,608)	(2,620)	(12,240)	(5,112)	(3,908)	(550)	(16,082)	(3,934)
Asset charges (note 3)	(640)	(200)	(934)	(278)	(266)	(46)	(608)	(104)
Adjustments to maintain reserves	790	20	26	15	10	14	7	23

Net equity transactions	234,618	183,918	(37,230)	119,192	10,074	22,086	109,091	131,699

Net change in contract owners’ equity	290,581	78,831	(20,866)	142,055	(4,825)	21,222	122,119	136,848
Contract owners’ equity beginning of period	78,831	–	142,055	–	21,222	–	136,848	–

Contract owners’ equity end of period	$369,412	78,831	121,189	142,055	16,397	21,222	258,967	136,848

CHANGES IN UNITS:
Beginning units	7,414	–	9,892	–	1,914	–	11,686	–

Units purchased	22,570	11,439	1,682	10,314	1,804	1,971	9,142	12,058
Units redeemed	(1,244)	(4,025)	(3,698)	(422)	(2,316)	(57)	(1,380)	(372)

Ending units	28,740	7,414	7,876	9,892	1,402	1,914	19,448	11,686

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RySmCapGr		RySmCapVal		RyTech		RyTele
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	–	86	–	–	–	–
Realized gain (loss) on investments	(18,272)	9,699	(14,294)	19,328	8,606	(8,823)	(15,852)	(8,190)
Change in unrealized gain (loss) on investments	(7,175)	(3,260)	3,065	(3,648)	(2,486)	(190)	(644)	64
Reinvested capital gains	11,910	5,122	11,402	5,160	–	972	17,386	–

Net increase (decrease) in contract owners’ equity resulting from operations	(13,537)	11,561	173	20,926	6,120	(8,041)	890	(8,126)

Equity transactions:
Purchase payments received from contract owners (note 6)	18,364	638	10,086	374	17,266	3,158	6,684	2,300
Transfers between funds	(45,958)	338,582	(104,038)	187,138	97,854	44,162	27,470	25,290
Surrenders (note 6)	(19,416)	(347)	(4,188)	(580)	(426)	(97)	(462)	(127)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(12,228)	–	(1,880)	–	(24)	(8,060)	(24)	(8,014)
Deductions for surrender charges (note 2d)	(4,286)	–	(266)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,892)	(3,220)	(8,350)	(4,360)	(8,422)	(2,670)	(5,422)	(2,006)
Asset charges (note 3)	(648)	(178)	(400)	(254)	(424)	(138)	(268)	(92)
Adjustments to maintain reserves	(280)	17	20	8	22	16	16	24

Net equity transactions	(77,344)	335,492	(109,016)	182,326	105,846	36,371	27,994	17,375

Net change in contract owners’ equity	(90,881)	347,053	(108,843)	203,252	111,966	28,330	28,884	9,249
Contract owners’ equity beginning of period	347,053	–	203,252	–	31,753	3,423	9,249	–

Contract owners’ equity end of period	$256,172	347,053	94,409	203,252	143,719	31,753	38,133	9,249

CHANGES IN UNITS:
Beginning units	29,966	–	17,220	–	2,962	323	742	–

Units purchased	1,949	30,316	1,304	17,705	10,917	3,677	2,787	1,585
Units redeemed	(11,087)	(350)	(10,806)	(485)	(877)	(1,038)	(505)	(843)

Ending units	20,828	29,966	7,718	17,220	13,002	2,962	3,024	742

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyTitan500		RyTrans		RyUSGvtBd		RyUrsa
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$400	–	–	–	22,354	6,018	–	–
Realized gain (loss) on investments	(181,922)	(24,437)	8,701	8,302	26,128	(51,928)	(25,320)	(29,499)
Change in unrealized gain (loss) on investments	8,526	(17,188)	(2,077)	1,566	(3,189)	614	2,811	(135)
Reinvested capital gains	34,852	26,908	690	688	–	16,084	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(138,144)	(14,717)	7,314	10,556	45,293	(29,212)	(22,509)	(29,634)

Equity transactions:
Purchase payments received from contract owners (note 6)	20,190	2,496	4,762	1,196	15,530	40,980	19,214	9,756
Transfers between funds	(403,216)	957,876	58,968	51,092	773,862	74,430	723,492	61,158
Surrenders (note 6)	(7,442)	(54)	(56)	(29)	(76,112)	(179)	(558)	(424)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(9,592)	–	–	–	(93,778)	(8)	–	(22,978)
Deductions for surrender charges (note 2d)	(1,082)	–	–	–	(10,054)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,394)	(13,636)	(2,496)	(968)	(30,902)	(13,056)	(29,730)	(9,040)
Asset charges (note 3)	(2,052)	(530)	(194)	(118)	(1,960)	(592)	(940)	(404)
Adjustments to maintain reserves	(24)	35	(19)	27	(763)	(242)	88	8

Net equity transactions	(445,612)	946,187	60,965	51,200	575,823	101,333	711,566	38,076

Net change in contract owners’ equity	(583,756)	931,470	68,279	61,756	621,116	72,121	689,057	8,442
Contract owners’ equity beginning of period	931,636	166	61,756	–	72,121	–	8,442	–

Contract owners’ equity end of period	$347,880	931,636	130,035	61,756	693,237	72,121	697,499	8,442

CHANGES IN UNITS:
Beginning units	67,356	14	4,710	–	6,408	–	1,028	–

Units purchased	3,880	68,518	4,715	4,804	86,513	9,224	88,362	4,623
Units redeemed	(46,908)	(1,176)	(283)	(94)	(35,723)	(2,816)	(3,794)	(3,595)

Ending units	24,328	67,356	9,142	4,710	57,198	6,408	85,596	1,028

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyUtil		RyVel100
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$1,464	1,140	–	3,140
Realized gain (loss) on investments	7,577	10,794	28,511	62,468
Change in unrealized gain (loss) on investments	(973)	(256)	(49,004)	10,498
Reinvested capital gains	–	–	–	140

Net increase (decrease) in contract owners’ equity resulting from operations	8,068	11,678	(20,493)	76,246

Equity transactions:
Purchase payments received from contract owners (note 6)	9,310	6,352	77,006	37,856
Transfers between funds	53,254	79,744	815,776	923,916
Surrenders (note 6)	(6,336)	(58)	(648)	–
Death benefits (note 4)	–	–	–	–
Net policy repayments (loans) (note 5)	(960)	(6,028)	(22)	(6)
Deductions for surrender charges (note 2d)	(1,352)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,620)	(2,474)	(50,178)	(16,082)
Asset charges (note 3)	(908)	(186)	(2,870)	(762)
Adjustments to maintain reserves	412	7	(6,180)	39

Net equity transactions	39,800	77,357	832,884	944,961

Net change in contract owners’ equity	47,868	89,035	812,391	1,021,207
Contract owners’ equity beginning of period	89,035	–	1,021,207	–

Contract owners’ equity end of period	$136,903	89,035	1,833,598	1,021,207

CHANGES IN UNITS:
Beginning units	6,982	–	79,288	–

Units purchased	4,407	7,741	72,321	80,768
Units redeemed	(1,679)	(759)	(4,795)	(1,480)

Ending units	9,710	6,982	146,814	79,288

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (The Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001 and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only policies with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Policy owners may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)*

    American Century VP – Ultra® Fund – Class I (ACVPUltra)*

    American Century VP – Value Fund – Class I (ACVPVal)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);

    American Century VP II – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century VP II – Ultra® Fund – Class II (ACVPUltra2)

    American Century VP II – Value Fund – Class II (ACVPVal2)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);

    American Century VP III – Income & Growth Fund – Class III (ACVPIncGr3)

    American Century VP III – Ultra® Fund – Class III (ACVPUltra3)

    American Century VP III – Value Fund – Class III (ACVPVal3)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Service Class 2 (FidVIPEI2)

    Fidelity® VIP – Equity-Income Portfolio: Service Class 2 R (FidVIPEI2R)

    Fidelity® VIP – Growth Portfolio: Service Class 2 (FidVIPGr2)

    Fidelity® VIP – Growth Portfolio: Service Class 2 R (FidVIPGr2R)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio: Service Class 2 (FidVIPCon2)

    Fidelity® VIP II – Contrafund® Portfolio: Service Class 2 R (FidVIPCon2R)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)

    Gartmore GVIT – Money Market Fund II – Class I (GVITMyMkt2)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)*

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)*

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)*

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT II – Government Bond Fund: Class II (GVITGvtBd2)*

    Gartmore GVIT II – Nationwide® Fund: Class II (GVITNWFund2)

    Gartmore GVIT II – Small Cap Growth Fund: Class II (GVITSmCapGr2)

    Gartmore GVIT II – Small Cap Value Fund: Class II (GVITSmCapVal2)

    Gartmore GVIT II – Small Company Fund: Class II (GVITSmComp2)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT III – Government Bond Fund: Class III (GVITGvtBd3)

    Gartmore GVIT III – Mid Cap Growth Fund: Class III (GVITSMdCpGr3)

    Gartmore GVIT III – Nationwide® Fund: Class III (GVITNWFund3)

    Gartmore GVIT III – Small Cap Growth Fund: Class III (GVITSmCapGr3)

    Gartmore GVIT III – Small Cap Value Fund: Class III (GVITSmCapVal3)

    Gartmore GVIT III – Small Company Fund: Class III (GVITSmComp3)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)*

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID VI)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID VI – Aggressive Fund – Class VI (GVITIDAgg6)

    Gartmore GVIT ID VI – Conservative Fund – Class VI (GVITIDCon6)

    Gartmore GVIT ID VI – Moderate Fund – Class VI (GVITIDMod6)

    Gartmore GVIT ID VI – Moderately Aggressive Fund – Class VI (GVITIDModAgg6)

    Gartmore GVIT ID VI – Moderately Conservative Fund – Class VI (GVITIDModCon6)

Funds of the Rydex Variable Trust (Rydex VT);

    Rydex VT – Arktos Fund (RyArktos)

    Rydex VT – Banking Fund (RyBank)

    Rydex VT – Basic Materials Fund (RyBasicM)

    Rydex VT – Biotechnology Fund (RyBioTech)

    Rydex VT – Consumer Products Fund (RyConsProd)

    Rydex VT – Electronics Fund (RyElec)

    Rydex VT – Energy Fund (RyEng)

    Rydex VT – Energy Services Fund (RyEnSvc)

    Rydex VT – Financial Services Fund (RyFinSvc)

    Rydex VT – Health Care Fund (RyHealthC)

    Rydex VT – Internet Fund (RyNet)

    Rydex VT – Inverse Dynamic Dow 30 Fund (RyInvDyn30)

    Rydex VT – Inverse Mid Cap Fund (RyInvMidCap)

    Rydex VT – Inverse Small Cap Fund (RyInvSmCap)

    Rydex VT – Juno Fund (RyJuno)

    Rydex VT – Large Cap Europe Fund (RyLgCapEuro)

    Rydex VT – Large Cap Growth Fund (RyLgCapGr)

    Rydex VT – Large Cap Japan Fund (RyLgCapJapan)

    Rydex VT – Large Cap Value Fund (RyLgCapVal)

    Rydex VT – Leisure Fund (RyLeisure)

    Rydex VT – Long Dynamic Dow 30 Fund (RyLongDyn30)

    Rydex VT – Medius Fund (RyMedius)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Rydex VT – Mekros Fund (RyMekros)

    Rydex VT – Mid Cap Growth Fund (RyMidCapGr)

    Rydex VT – Mid Cap Value Fund (RyMidCapVal)

    Rydex VT – Nova Fund (RyNova)

    Rydex VT – OTC Fund (RyOTC)

    Rydex VT – Precious Metals Fund (RyPrecMet)

    Rydex VT – Real Estate Fund (RyRealEst)

    Rydex VT – Retailing Fund (RyRetail)

    Rydex VT – Sector Rotation Fund (RySectRot)

    Rydex VT – Small Cap Growth Fund (RySmCapGr)

    Rydex VT – Small Cap Value Fund (RySmCapVal)

    Rydex VT – Technology Fund (RyTech)

    Rydex VT – Telecommunications Fund (RyTele)

    Rydex VT – Titan 500 Fund (RyTitan500)

    Rydex VT – Transportation Fund (RyTrans)

    Rydex VT – U.S. Government Bond Fund (RyUSGvtBd)

    Rydex VT – Ursa Fund (RyUrsa)

    Rydex VT – Utilities Fund (RyUtil)

    Rydex VT – Velocity 100 Fund (RyVel100)

At December 31, 2005, contract owners were invested in all of the above funds except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $533,767 and $858,107, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value). This charge is assessed monthly against each contract by liquidating units.

(c)	Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, and declines in specified percentages. After the ninth year, the charge is 0%.

Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

The Company deducts a monthly asset fee from each contract. This charge is $0.60 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.30 per $1,000 of cash value thereafter. Otherwise, the charge is $0.20 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the specified amount or minimum required death benefit;

2)	The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the minimum required death benefit;

3)	The death benefit will be the specified amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death).

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $168,637 and $114,425, respectively, and total transfers from the Account to the fixed account were $2,236,023 and $4,864,502, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the two year period ended December 31, 2005 and the period November 30, 2003 (commencement of operations) through December 31, 2003.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP II – Income & Growth Fund – Class II
2005	0.00%	1,326	$13.037836	$17,288	34.55%	4.52%
2004	0.00%	2,714	12.474389	33,855	1.01%	12.57%

American Century VP II – Ultra® Fund – Class II
2005	0.00%	5,704	11.942190	68,118	0.00%	1.97%
2004	0.00%	9,962	11.710979	116,665	0.00%	10.59%

American Century VP II – Value Fund – Class II
2005	0.00%	4,744	13.286571	63,031	1.04%	4.85%
2004	0.00%	9,250	12.671512	117,211	0.00%	14.17%

American Century VP III – Income & Growth Fund – Class III
2005	0.00%	5,672	10.774753	61,114	0.00%	7.75%	05/02/05

American Century VP III – Ultra® Fund – Class III
2005	0.00%	2,692	11.043659	29,730	0.00%	10.44%	05/02/05

American Century VP III – Value Fund – Class III
2005	0.00%	14,436	10.803690	155,962	0.00%	8.04%	05/02/05

Fidelity® VIP – Equity–Income Portfolio: Service Class
2004	0.00%	9,968	12.409671	123,700	0.18%	11.23%

Fidelity® VIP – Equity–Income Portfolio: Service Class 2
2005	0.00%	9,668	13.100905	126,660	1.48%	5.57%

Fidelity® VIP – Equity–Income Portfolio: Service Class 2 R
2005	0.00%	9,848	10.990361	108,233	0.00%	9.90%	05/02/05

Fidelity® VIP – Growth Portfolio: Service Class
2004	0.00%	3,356	11.053471	37,095	0.11%	3.12%

Fidelity® VIP – Growth Portfolio: Service Class 2
2005	0.00%	3,092	11.661647	36,058	0.25%	5.50%

Fidelity® VIP – Growth Portfolio: Service Class 2 R
2005	0.00%	4,986	11.243640	56,061	0.00%	12.44%	05/02/05

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2004	0.00%	17,268	12.622344	217,963	0.04%	15.16%

Fidelity® VIP II – Contrafund® Portfolio: Service Class 2
2005	0.00%	12,254	14.723477	180,421	0.14%	16.65%

Fidelity® VIP II – Contrafund® Portfolio: Service Class 2 R
2005	0.00%	16,980	11.961699	203,110	0.00%	19.62%	05/02/05

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	4,484	10.980441	49,236	1.46%	3.26%
2004	0.00%	4,364	10.633428	46,404	4.89%	3.26%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	356	13.507474	4,809	0.00%	9.74%
2004	0.00%	496	12.308466	6,105	0.00%	15.34%

Gartmore GVIT – Money Market Fund II – Class I
2005	0.00%	1,663,006	10.272104	17,082,571	2.50%	2.26%
2004	0.00%	514,102	10.044777	5,164,040	0.62%	0.41%
2003	0.00%	16,351	10.003329	163,564	0.06%	0.03%	08/29/03

Gartmore GVIT – Small Cap Value Fund: Class I
2004	0.00%	1,850	13.422532	24,832	0.00%	17.00%

Gartmore GVIT – Small Company Fund: Class I
2004	0.00%	2,002	13.021653	26,069	0.00%	18.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT II – Nationwide® Fund: Class II
2005	0.00%	1,130	$12.694519	$14,345	0.42%	7.04%
2004	0.00%	9,566	11.859676	113,450	24.99%	9.53%

Gartmore GVIT II – Small Cap Growth Fund: Class II
2005	0.00%	222	12.561849	2,789	0.00%	7.73%
2004	0.00%	284	11.660011	3,311	0.00%	13.17%

Gartmore GVIT II – Small Cap Value Fund: Class II
2005	0.00%	1,076	13.795785	14,844	0.00%	2.78%

Gartmore GVIT II – Small Company Fund: Class II
2005	0.00%	2,012	14.584947	29,345	0.00%	12.01%

Gartmore GVIT III – Government Bond Fund: Class III
2005	0.00%	5,436	10.153318	55,193	3.43%	1.53%	05/02/05

Gartmore GVIT III – Mid Cap Growth Fund: Class III
2005	0.00%	1,624	11.730689	19,051	0.00%	17.31%	05/02/05

Gartmore GVIT III – Nationwide® Fund: Class III
2005	0.00%	1,560	11.098742	17,314	0.83%	10.99%	05/02/05

Gartmore GVIT III – Small Cap Growth Fund: Class III
2005	0.00%	48	12.015208	577	0.00%	20.15%	05/02/05

Gartmore GVIT III – Small Cap Value Fund: Class III
2005	0.00%	1,502	11.447242	17,194	0.12%	14.47%	05/02/05

Gartmore GVIT III – Small Company Fund: Class III
2005	0.00%	1,232	11.693622	14,407	0.00%	16.94%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	540	12.143224	6,557	1.85%	7.93%
2004	0.00%	366	11.250923	4,118	2.95%	12.51%	05/03/04

Gartmore GVIT ID II – Conservative Fund – Class II
2004	0.00%	232	10.429263	2,420	4.23%	4.29%	05/03/04

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	6,366	11.440576	72,831	2.62%	5.34%
2004	0.00%	468	10.860228	5,083	1.54%	8.60%	05/03/04

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	7,256	11.878625	86,191	2.29%	7.07%
2004	0.00%	2,082	11.094081	23,098	0.82%	10.94%	05/03/04

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	220	11.135379	2,450	2.11%	4.49%
2004	0.00%	232	10.657326	2,472	4.19%	6.57%	05/03/04

Gartmore GVIT ID VI – Aggressive Fund – Class VI
2005	0.00%	1,758	11.213798	19,714	2.78%	12.14%	05/02/05

Gartmore GVIT ID VI – Conservative Fund – Class VI
2005	0.00%	4,990	10.350568	51,649	1.90%	3.51%	05/02/05

Gartmore GVIT ID VI – Moderate Fund – Class VI
2005	0.00%	14,960	10.765754	161,056	2.34%	7.66%	05/02/05

Gartmore GVIT ID VI – Moderately Aggressive Fund – Class VI
2005	0.00%	11,276	11.024077	124,307	2.21%	10.24%	05/02/05

Gartmore GVIT ID VI – Moderately Conservative Fund – C lass VI
2005	0.00%	5,696	10.556801	60,132	1.93%	5.57%	05/02/05

Rydex VT – Arktos Fund
2005	0.00%	30,592	8.134507	248,851	0.00%	1.27%
2004	0.00%	706	8.032405	5,671	0.00%	-11.83%

Rydex VT – Banking Fund
2005	0.00%	2,582	12.579511	32,480	4.89%	-2.77%
2004	0.00%	4,394	12.937277	56,846	0.29%	14.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Rydex VT – Basic Materials Fund
2005	0.00%	4,112	$14.673284	$60,337	0.40%	4.04%
2004	0.00%	10,942	14.103745	154,323	0.08%	20.83%

Rydex VT – Biotechnology Fund
2005	0.00%	23,156	11.545119	267,339	0.00%	10.67%
2004	0.00%	7,664	10.432198	79,952	0.00%	1.10%

Rydex VT – Consumer Products Fund
2005	0.00%	1,342	12.253101	16,444	0.53%	-0.40%
2004	0.00%	8,724	12.301853	107,321	0.09%	13.30%

Rydex VT – Electronics Fund
2005	0.00%	6,830	8.685720	59,323	0.00%	3.87%
2004	0.00%	26,786	8.361905	223,982	0.00%	-21.98%
2003	0.00%	331	10.717460	3,547	0.00%	7.17%	09/02/03

Rydex VT – Energy Fund
2005	0.00%	14,022	20.725001	290,606	0.02%	38.54%
2004	0.00%	9,006	14.959597	134,726	0.01%	32.27%

Rydex VT – Energy Services Fund
2005	0.00%	15,384	20.640855	317,539	0.00%	48.30%
2004	0.00%	6,832	13.918556	95,092	0.00%	33.74%

Rydex VT – Financial Services Fund
2005	0.00%	3,668	13.359373	49,002	1.03%	3.38%
2004	0.00%	6,502	12.922869	84,024	0.37%	17.12%

Rydex VT – Health Care Fund
2005	0.00%	12,090	12.571123	151,985	0.00%	10.64%
2004	0.00%	5,430	11.361762	61,694	0.00%	6.22%

Rydex VT – Internet Fund
2005	0.00%	10,806	13.126669	141,847	0.00%	-1.38%
2004	0.00%	8,104	13.309860	107,863	0.00%	15.87%
2003	0.00%	306	11.486698	3,515	0.00%	14.87%	09/02/03

Rydex VT – Inverse Dynamic Dow 30 Fund
2005	0.00%	9,932	8.997359	89,362	1.51%	1.63%
2004	0.00%	11,886	8.853319	105,231	0.00%	-11.47%	05/03/04

Rydex VT – Inverse Mid Cap Fund
2005	0.00%	1,968	8.087487	15,916	0.37%	-8.16%
2004	0.00%	8	8.806000	70	0.00%	-11.94%	05/03/04

Rydex VT – Inverse Small Cap Fund
2005	0.00%	9,506	8.302632	78,925	0.79%	-3.05%
2004	0.00%	2	8.564000	17	0.00%	-14.36%	05/03/04

Rydex VT – Juno Fund
2005	0.00%	18,996	7.819540	148,540	0.00%	-5.24%
2004	0.00%	45,952	8.251871	379,190	0.00%	-10.67%

Rydex VT – Large Cap Europe Fund
2005	0.00%	11,096	15.797477	175,289	0.69%	6.36%
2004	0.00%	10,914	14.853477	162,111	33.87%	16.15%

Rydex VT – Large Cap Growth Fund
2005	0.00%	20,598	10.611331	218,572	0.15%	1.77%
2004	0.00%	25,208	10.426349	262,827	2.64%	4.26%	05/03/04

Rydex VT – Large Cap Japan Fund
2005	0.00%	33,996	14.398959	489,507	0.00%	20.35%
2004	0.00%	8,582	11.964662	102,681	0.00%	10.33%

Rydex VT – Large Cap Value Fund
2005	0.00%	4,670	11.719808	54,732	0.37%	4.19%
2004	0.00%	9,168	11.248572	103,127	1.02%	12.49%	05/03/04

Rydex VT – Leisure Fund
2005	0.00%	140	13.113391	1,836	0.00%	-4.87%
2004	0.00%	12,566	13.784595	173,217	0.00%	23.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Rydex VT – Long Dynamic Dow 30 Fund
2005	0.00%	53,398	$10.451225	$558,075	1.00%	-3.81%
2004	0.00%	67,110	10.864909	729,144	24.03%	8.65%	05/03/04

Rydex VT – Medius Fund
2005	0.00%	47,902	15.910246	762,133	0.00%	14.07%
2004	0.00%	35,336	13.948005	492,867	0.00%	22.14%

Rydex VT – Mekros Fund
2005	0.00%	123,690	14.851425	1,836,973	4.59%	3.92%
2004	0.00%	270,782	14.291895	3,869,988	0.00%	25.20%

Rydex VT – Mid Cap Growth Fund
2005	0.00%	31,840	12.096000	385,137	0.00%	11.46%
2004	0.00%	23,814	10.852000	258,430	0.00%	8.52%	05/03/04

Rydex VT – Mid Cap Value Fund
2005	0.00%	2,706	12.478766	33,768	0.18%	8.32%
2004	0.00%	19,082	11.520171	219,828	0.04%	15.20%	05/03/04

Rydex VT – Nova Fund
2005	0.00%	39,642	13.509344	535,537	0.27%	3.97%
2004	0.00%	45,914	12.994126	596,612	0.03%	14.62%

Rydex VT – OTC Fund
2005	0.00%	192,028	11.810054	2,267,861	0.00%	1.11%
2004	0.00%	64,918	11.680186	758,254	0.00%	9.35%

Rydex VT – Precious Metals Fund
2005	0.00%	28,740	12.853586	369,412	0.00%	20.89%
2004	0.00%	7,414	10.632748	78,831	0.00%	-14.21%

Rydex VT – Real Estate Fund
2005	0.00%	7,876	15.387085	121,189	1.68%	7.15%
2004	0.00%	9,892	14.360615	142,055	0.86%	29.54%

Rydex VT – Retailing Fund
2005	0.00%	1,402	11.695368	16,397	0.00%	5.48%
2004	0.00%	1,914	11.088014	21,222	0.00%	10.06%

Rydex VT – Sector Rotation Fund
2005	0.00%	19,448	13.315851	258,967	0.00%	13.71%
2004	0.00%	11,686	11.710392	136,848	0.00%	10.71%

Rydex VT – Small Cap Growth Fund
2005	0.00%	20,828	12.299413	256,172	0.00%	6.20%
2004	0.00%	29,966	11.581557	347,053	0.00%	15.82%	05/03/04

Rydex VT – Small Cap Value Fund
2005	0.00%	7,718	12.232292	94,409	0.00%	3.64%
2004	0.00%	17,220	11.803243	203,252	0.09%	18.03%	05/03/04

Rydex VT – Technology Fund
2005	0.00%	13,002	11.053572	143,719	0.00%	3.11%
2004	0.00%	2,962	10.720064	31,753	0.00%	1.15%
2003	0.00%	323	10.598204	3,423	0.00%	5.98%	09/02/03

Rydex VT – Telecommunications Fund
2005	0.00%	3,024	12.610236	38,133	0.00%	1.16%
2004	0.00%	742	12.465243	9,249	0.00%	12.68%

Rydex VT – Titan 500 Fund
2005	0.00%	24,328	14.299570	347,880	0.08%	3.38%
2004	0.00%	67,356	13.831516	931,636	0.00%	16.90%
2003	0.00%	14	11.832066	166	0.00%	18.32%	09/02/03

Rydex VT – Transportation Fund
2005	0.00%	9,142	14.223953	130,035	0.00%	8.48%
2004	0.00%	4,710	13.111746	61,756	0.00%	22.99%

Rydex VT – U.S. Government Bond Fund
2005	0.00%	57,198	12.119946	693,237	4.23%	7.69%
2004	0.00%	6,408	11.254914	72,121	3.37%	8.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Rydex VT – Ursa Fund
2005	0.00%	85,596	$8.148729	$697,499	0.00%	-0.77%
2004	0.00%	1,028	8.212022	8,442	0.00%	-10.21%

Rydex VT – Utilities Fund
2005	0.00%	9,710	14.099167	136,903	0.64%	10.56%
2004	0.00%	6,982	12.752103	89,035	2.24%	17.31%

Rydex VT – Velocity 100 Fund
2005	0.00%	146,814	12.489256	1,833,598	0.00%	-3.03%
2004	0.00%	79,288	12.879723	1,021,207	1.71%	14.21%

Contract Owners’ Equity Total By Year

2005				$33,437,814

2004				$18,547,439

2003				$174,215

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

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